Provisions and Other Non-Current Liabilities - Summary of Provisions and Other Non-Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Net defined benefit plan obligations	$ 598	$ 714
Other financial liabilities	224	256
Deferred compensation and employee incentives	111	141
Provisions	140	126
Other non-current liabilities	10	27
Total provisions and other non-current liabilities	$ 1,083	$ 1,264